Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 708,810	$ 1,008,680	$ 246,199
Marketable securities	1,068,913	983,279	94,455
Financial royalty assets	522,388	587,193	452,560
Accrued royalty receivable	33,454	33,155	33,525
Available for sale debt securities	69,261	69,984
Other royalty income receivable	6,541	6,011	5,241
Other current assets	6,657	8,596	92
Total current assets	2,416,024	2,696,898	832,072
Financial royalty assets, net	12,599,080	12,368,084	10,842,052
Intangible royalty assets, net	22,995	28,666	51,724
Equity securities	244,503	298,689	380,756
Available for sale debt securities	179,939	163,016
Derivative financial instruments	2,884	5,439	42,315
Investments in non-consolidated affiliates	444,407	454,936	124,061
Other assets	4,256	4,558	45,635
Total assets	15,914,088	16,020,286	12,449,895
Current liabilities
Distribution payable to non-controlling interest	108,840	126,366	31,041
Accounts payable and accrued expenses	8,272	10,775	11,177
Interest payable	10,271	42,146
Accrued purchase obligation	110,000	110,000
Milestone payable	18,600	18,600
Current portion of long-term debt			281,984
Derivative financial instruments			9,215
Total current liabilities	255,983	307,887	333,417
Long-term debt	5,821,072	5,816,584	5,956,138
Derivative financial instruments			18,902
Total liabilities	6,077,055	6,124,471	6,308,457
Commitments and contingencies
Shareholders' equity
Deferred shares, $0.000001 par value, 316,407 and 0 issued and outstanding, respectively	0	0	0
Additional paid-incapital	2,931,249	2,865,964
Retained earnings	1,923,771	1,920,635	2,825,212
Non-controllinginterest	4,954,818	5,077,036	35,883
Accumulated other comprehensive income	29,452	34,395	2,093
Treasury interests	(2,359)	(2,317)	(4,266)
Total shareholders' equity	9,837,033	9,895,815	6,141,438
Shareholders' contributions			3,282,516
Total liabilities and shareholders' equity	15,914,088	16,020,286	12,449,895
Previously Reported [Member]
Current Assets
Available for sale debt securities		144,416	131,280
Other assets		23,158	$ 45,635
Common Class A
Shareholders' equity
Common stock	39	39
Common Class B
Shareholders' equity
Common stock	0	0
Class R Redeemable Stock
Shareholders' equity
Common stock	$ 63	$ 63